UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-21897

                         The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

                         Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Becky Krulik

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

                         Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Registrant’s telephone number, including area code:             (952) 230-6155

Date of fiscal year end:             June 30

Date of reporting period:             December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

DECEMBER 31, 2013

Roxbury/Hood River Small-Cap Growth Fund

Roxbury/Mar Vista Strategic Growth Fund

(Unaudited)

Telephone: (800) 497-2960

www.RoxburyFunds.com

THE ROXBURY FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS

Dear Shareholders,

As you will see in the performance numbers listed in this mailing, 2013 proved to be one of the best return years for equity investors in the last twenty. Stocks started the calendar year off with a solid move ahead and really never looked back. The rally occurred despite the growing belief and eventual announcement that the Federal Reserve would begin to moderate its accommodative monetary policy stance, which has been in place since 2008. In December the Fed acknowledged that it felt comfortable enough with U.S. growth prospects that it could reduce the amount of bonds it was buying by $10 billion. While still an accommodative stance, it is a signal to market observers that the economy is improving. U.S. equity markets were particularly strong in 2013 with the S&P 500 up over 32% and Small Cap indices up more than 40% for the calendar year.

Over the six months ended December 31, 2013, both Roxbury mutual funds produced double digit returns. The Roxbury/ Hood River Small-Cap Growth Fund returned approximately 22.3 % in the six months ended December 31, 2013, which was slightly ahead of the Russell 2000 Growth Index. Strong stock selection across nearly all sectors contributed to the fund’s performance. The Hood River team continues to see interesting opportunities going forward for investors in the fund and feels that the fund is trading at a valuation discount to the market.

The Roxbury/Mar Vista Strategic Growth Fund returned 16.7% over the six months ended December 31, 2013, compared to the 19.4% return of the Russell 1000 Growth Index over the same period. The Mar Vista team has historically provided investors with 90% to 95% of a market’s upside while only capturing 70% to 75% of a market’s down moves. Over longer periods of time Mar Vista’s conservative risk-controlled approach has allowed them to out-perform the major market averages while exposing investors to less overall risk. That helps to explain some amount of underperformance in a year when the markets are up so significantly.

Please read more about both funds in the next few pages.

Thank you again for the continued trust you place in us to be good stewards of your capital. We welcome the opportunity to discuss our funds with you.

Sincerely,

Brian C. Beh

President

The Roxbury Funds

The above comments reflect the investment adviser’s general views regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Brian C. Beh

President, The Roxbury Funds

SMALL-CAP GROWTH

INVESTMENT REVIEW

How did the Fund perform during the semi-annual period ended December 31, 2013?

The total return for the Roxbury/Hood River Small Cap Growth Fund was +22.27% for the six months ended December 31, 2013 as compared to +22.01% for the Russell 2000® Growth Index.

What key factors were responsible for the Fund’s performance during the six month reporting period?

During the second half of calendar year 2013, positive stock selection was the main driver of outperformance with sector weightings a slight negative. The key factors driving performance were continued strong fundamentals and low valuations.

Which equity market sectors most significantly affected Fund performance?

During the six month period ended December 31, 2013, stock selection and performance in consumer discretionary (Conn’s Inc., Hanesbrands), technology (SunEdison, Euronet Worldwide) and industrials (Barrett Business Services, Trex) contributed to returns.

Performance and stock selection in financials and healthcare detracted from returns during the period. After several years of very strong performance in healthcare, our significant underweight to biotech and specialty pharmaceutical companies negatively impacted the Fund during the period.

What are you expecting from the equity markets over the upcoming year?

Assets finally seem to be flowing back into equities with equity mutual funds receiving more cash flows than bond funds consistently since June 2013. Earnings yields continue to make equities cheap relative to bonds and earnings growth has remained solidly positive since 2010. We believe that cash will likely continue to move back into equities and that small cap has several advantages relative to large cap. Relative valuations between large and small are currently in-line with where they have been over the last ten years. The balance sheet of the average small cap company has improved significantly more than that of the average large cap company in terms of the percent of the balance sheet in cash and debt relative to total assets. Finally, operating margins at the average small cap company have not recovered nearly as much as at the average large cap company, leaving substantial room for relative improvement.

The Roxbury/Hood River Small Cap Growth Fund focuses on investing in what we believe are the best companies in small cap, and the portfolio tends to have a weighted average market cap above that of the Russell 2000® Growth Index and tends to have a significantly lower weighting of non-earnings companies than that of the index. The lowest market cap companies in the index and non-earnings companies significantly outperformed in 2013. Despite those headwinds, our Fund was able to outperform. Further, we still see the Fund’s portfolio as undervalued. By continuing to implement our investment philosophy and process, we are confident that we can offer competitive returns over the long run.

Very truly yours,

Robert C. Marvin, CFA Portfolio Manager	Brian P. Smoluch, CFA Portfolio Manager

David G. Swank, CFA Portfolio Manager

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, the domestic and foreign markets, economic trends and government regulations and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual developments in the future and their impact on the Fund could be materially different than those that are projected or implied.

Portfolio composition is subject to change and are not recommendations to buy or sell any security.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

The following tables are as of December 31, 2013:

Top Ten Holdings (Unaudited)	% of Portfolio
Conn’s, Inc.	4.5%
SunEdison, Inc	4.3%
Euronet Worldwide, Inc.	2.9%
Barrett Business Services, Inc.	2.9%
Trex Co., Inc.	2.8%
MEDNAX, Inc.	2.5%
VCA Antech, Inc.	2.2%
Old Dominion Freight Line, Inc.	2.2%
Cooper Companies, Inc.	2.1%
Centene Corp.	2.0%

Sector Breakdown (Unaudited)	% of Portfolio
Common Stock
Information Technology	26.6%
Industrials	22.8%
Consumer Discretionary	17.0%
Health Care	16.4%
Financials	7.1%
Consumer Staples	2.7%
Energy	2.0%
Telecommunication Services	1.7%
Short-Term Investments	3.7%
TOTAL	100.0%

Portfolio Statistics (Unaudited)
Number of Holdings	78
Market Cap (wtd. Median, mil.)	$2,548.0
Price / Book Value (wtd. Avg.)	4.9	x
Price / Earnings (wtd. Avg.)	23.0	x
Beta	1.00
Standard Deviation	21.76%
Portfolio Turnover	63%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at www.sec.gov. Hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

Portfolio holdings are subject to change at any time.

SMALL-CAP GROWTH

Roxbury/Hood River Small-Cap Growth Fund

The following table compares the performance of the Roxbury/Hood River Small-Cap Growth Fund and the Russell 2000® Growth Index for the periods ended December 31, 2013.

Returns For the Periods Ended December 31, 2013.
	Six Months Total Returns[1]	Average Annual Total Returns
		1 Year	5 Years	10 Years	Since Inception[2]
Roxbury/Hood River Small-Cap Growth Fund Institutional Shares	22.27%	43.94%	24.39%	8.78%	13.08%
Russell 2000® Growth Index[3]	22.01%	43.29%	22.58%	9.35%	(5.27)%

Fund Expense Ratios4: Institutional Shares: Gross 1.60%, Net 1.26%.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fees waived in effect and would have been lower in their absence. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960. Please read carefully before investing.

Effective July 1, 2012, The Roxbury Funds are distributed by Foreside Fund Services, LLC.

[1]	Not annualized.

[2]	The Institutional Shares commenced operations on January 2, 2003.

[3]

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2013, excluding any acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2013 (unaudited)

	Shares	Value (Note 2)
COMMON STOCK – 96.7%
CONSUMER DISCRETIONARY – 17.1%
Diversified Consumer Services – 2.2%
Bridgepoint Education, Inc.*	20,902	$370,174
Grand Canyon Education, Inc.*	28,208	1,229,869

		1,600,043

Hotels, Restaurants & Leisure – 2.8%
Bally Technologies, Inc.*	14,499	1,137,446
Diamond Resorts International, Inc.*	48,665	898,356

		2,035,802

Media – 0.9%
Lions Gate Entertainment Corp.	19,080	604,073

Specialty Retail – 6.7%
Brown Shoe Co., Inc.	12,795	360,051
Conn’s, Inc.*	41,664	3,282,706
LifeLock, Inc.*	34,410	564,668
Lithia Motors, Inc. - Class A	1,356	94,134
Restoration Hardware Holdings, Inc.*	7,565	509,125

		4,810,684

Textiles, Apparel & Luxury Goods – 4.5%
Fifth & Pacific Cos., Inc.*	40,640	1,303,325
Hanesbrands, Inc.	15,754	1,107,034
Oxford Industries, Inc.	10,227	825,012

		3,235,371

TOTAL CONSUMER DISCRETIONARY		12,285,973

CONSUMER STAPLES – 2.7%
Food & Staples Retailing – 1.7%
United Natural Foods, Inc.*	7,065	532,630
Whitewave Foods Co.*	29,225	670,422

		1,203,052

Personal Products – 1.0%
Prestige Brands Holdings, Inc.*	20,305	726,919

TOTAL CONSUMER STAPLES		1,929,971

ENERGY – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Gulfport Energy Corp.*	8,677	547,953
Nordic American Tankers Ltd.	95,280	924,216

		1,472,169

TOTAL ENERGY		1,472,169

FINANCIALS – 7.1%
Commercial Banks – 2.6%
Sterling Financial Corp./WA	11,535	393,113
Tristate Capital Holdings, Inc.*	34,351	407,403
Umpqua Holdings Corp.	57,724	1,104,837

		1,905,353

Consumer Finance – 1.3%
Green Dot Corp. - Class A*	35,672	897,151

	Shares	Value (Note 2)
COMMON STOCK – continued
Real Estate Investment Trusts – 1.6%
Pebblebrook Hotel Trust	37,275	$1,146,579

Thrifts & Mortgage Finance – 1.6%
BankUnited, Inc.	35,585	1,171,458

TOTAL FINANCIALS		5,120,541

HEALTH CARE – 16.5%
Health Care Equipment & Supplies – 3.8%
Cooper Companies, Inc.	12,394	1,534,873
Greatbatch, Inc.*	26,925	1,191,162

		2,726,035

Health Care Providers & Services – 12.0%
Air Methods Corp.*	13,785	804,079
Centene Corp.*	24,507	1,444,688
ExamWorks Group, Inc.*	30,176	901,357
MEDNAX, Inc.*	34,470	1,840,009
Molina Healthcare, Inc.*	13,075	454,356
MWI Veterinary Supply, Inc.*	3,263	556,635
Providence Service Corp.*	23,570	606,220
Team Health Holdings, Inc.*	9,538	434,456
VCA Antech, Inc.*	51,695	1,621,155

		8,662,955

Health Care Technology – 0.7%
Omnicell Inc*	19,225	490,814

TOTAL HEALTH CARE		11,879,804

INDUSTRIALS – 22.9%
Aerospace & Defense – 2.1%
Hexcel Corp.*	20,926	935,183
KEYW Holding Corp.*	43,310	582,086

		1,517,269

Building Products – 3.5%
PGT, Inc.*	50,220	508,226
Trex Co., Inc.*	25,117	1,997,555

		2,505,781

Commercial Services & Supplies – 2.4%
Encore Capital Group, Inc.*	23,540	1,183,120
KAR Auction Services, Inc.	19,345	571,645

		1,754,765

Construction & Engineering – 1.7%
MasTec, Inc.*	20,866	682,736
William Lyon Homes - Class A*	25,261	559,279

		1,242,015

Electrical Equipment – 1.3%
EnerSys, Inc.	12,925	905,913

Machinery – 0.8%
Greenbrier Cos, Inc.*	17,655	579,790

Marine – 1.1%
Kirby Corp.*	7,973	791,320

The accompanying notes are an integral part of the financial statements.

SMALL-CAP GROWTH

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2013 (unaudited) continued

	Shares	Value (Note 2)
COMMON STOCK – continued
Professional Services – 5.8%
Barrett Business Services, Inc.	22,435	$2,080,622
Huron Consulting Group, Inc.*	13,082	820,503
On Assignment, Inc.*	36,530	1,275,628

		4,176,753

Road & Rail – 4.2%
Genesee & Wyoming, Inc. - Class A*	8,514	817,770
Marten Transport, Ltd.	30,003	605,761
Old Dominion Freight Line, Inc.*	30,011	1,591,183

		3,014,714

TOTAL INDUSTRIALS		16,488,320

INFORMATION TECHNOLOGY – 26.7%
Communications Equipment – 3.2%
CommScope Holding Co., Inc.*	38,530	728,988
Finisar Corp.*	46,274	1,106,874
Infinera Corp.*	51,535	504,012

		2,339,874

Computers & Peripherals – 1.8%
Synaptics, Inc.*	25,295	1,310,534

Electronic Equipment, Instruments & Components – 2.3%
InvenSense, Inc.*	68,504	1,423,513
OSI Systems, Inc.*	4,220	224,124

		1,647,637

IT Services – 4.0%
Euronet Worldwide, Inc.*	43,511	2,082,001
MAXIMUS, Inc.	17,717	779,371

		2,861,372

Semiconductors & Semiconductor Equipment – 11.6%
Himax Technologies, Inc.	84,325	1,240,421
Integrated Device Technology, Inc.*	55,496	565,504
Mattson Technology, Inc.*	197,870	542,164
Microsemi Corp.*	33,718	841,264
RF Micro Devices, Inc.*	92,525	477,429
Rudolph Technologies, Inc.*	9,853	115,674
Skyworks Solutions, Inc.*	39,378	1,124,636
SunEdison, Inc.*	237,436	3,098,540
Ultratech, Inc.*	13,500	391,500

		8,397,132

Software – 3.8%
ACI Worldwide, Inc.*	7,843	509,795
Advent Software, Inc.	29,062	1,016,879
Monotype Imaging Holdings, Inc.	17,651	562,361
Proofpoint, Inc.*	17,126	568,069
Rally Software Development Corp.*	2,967	57,708

		2,714,812

TOTAL INFORMATION TECHNOLOGY		19,271,361

	Shares	Value (Note 2)
COMMON STOCK – continued
TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.7%
Cogent Communications Group, Inc.	14,150	$571,801
inContact, Inc.*	83,885	655,142

		1,226,943

TOTAL TELECOMMUNICATION SERVICES		1,226,943

TOTAL COMMON STOCK (COST $47,896,249)		69,675,082

SHORT-TERM INVESTMENTS – 3.7%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.02%**	2,644,664	2,644,664

TOTAL SHORT-TERM INVESTMENTS (COST $2,644,664)		2,644,664

TOTAL INVESTMENTS (COST $50,540,913)† - 100.4%		72,319,746

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)		(300,016)

NET ASSETS - 100.0%		$72,019,730

*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of December 31, 2013.
†	The cost for federal income tax purposes is $50,540,913. At December 31, 2013, net unrealized appreciation was $21,778,833. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $22,098,144, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $319,311.

The accompanying notes are an integral part of the financial statements.

STRATEGIC GROWTH

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

INVESTMENT REVIEW

How did the Fund perform during the semi-annual period ended December 31, 2013?

The Roxbury/Mar Vista Strategic Growth Fund was up 16.69% for the six months ended December 31, 2013, compared to 19.39% for the Fund’s benchmark the Russell 1000® Growth Index for the same period.

What key factors were responsible for the Funds’ performance during the reporting period?

After August 2013, any market concerns relating to the Fed’s discussion on tapering its accommodative policies were cast aside. In fact, by the time the Fed actually initiated its $10 billion taper, the market had shrugged off any worries and continued its upward trend. The accommodative environment provided by the global central banks continues to help the businesses that we own in our Fund. Along with stock price appreciation that the market experienced, our companies were able to grow their intrinsic value given the secular growth opportunities that these global policies initiated.

Which equity market sectors most significantly affected Fund performance?

Every sector in the strategy posted positive performance for the six months ended December 31, 2013. Stock selection in combination with performance in consumer staples, consumer discretionary and healthcare contributed to the Fund’s performance relative to the Russell 1000® Growth Index during the period.

Strong stock selection within the consumer discretionary and consumer staples sectors were slightly offset by our overweight in financials and weaker stock selection within that sector. Some of our strongest stock performers were Apple, Oracle, Allergan and Boeing. However, although none of our stocks were in negative territory, the weaker performance of eBay, News Corp, Baxter, Unilever and Pepsi had an impact to overall Fund performance given the 19.39% return of the Russell 1000 Growth Index. In addition, our cash levels, which were elevated most of the year, were a drag on our relative performance by 1% to 2%.

What are you expecting from the equity markets over the upcoming year?

The market had price earnings expansion of approximately 28% in 2013, making this a significant component of market appreciation, given that earnings growth was only 5%. Although price-earnings are now at 16 times, that is not an overly rich multiple. Nevertheless, the market is on the “richer” side of its historical average. U.S. stocks may rise if the economic underpinnings continue to get better; however, it will be difficult for the equity markets to experience another 2013, given its recent top quintile performance.

As we have discussed in recent quarters, our average upside to fair value is currently less than 10%, the lowest since our inception. With this discount between current prices and fair values unusually compressed, we are often questioned about expected future returns. Admittedly, we don’t expect appreciation in the next five years to be anywhere close to the 17%-18% annualized returns we’ve enjoyed over the last five years when the starting discount to intrinsic value was 76% and the economy and investor sentiment was moribund. From today’s prices, we would anticipate returns over our time horizon to more closely correlate with our companies’ per share intrinsic value growth (10%-12% average with a range of 7% to 20% assuming a stable economic environment) and only a modest return from the discounted price. In other words, the compounding nature of our businesses should provide the excess returns we expect in this type of environment.

We remain confident that our philosophy will allow us to take advantage of unique investment opportunities in the future. Our definition of risk is measured by the probability of permanent capital loss. Our definition of growth is centered on the growth of shareholder value, not just earnings or revenue growth. Our discount to intrinsic value mandate stacks the odds of differentiated returns in our favor by strictly owning wide-moat compounding businesses. Our scenario analysis identifies asymmetric opportunities and determines a probable range of outcomes. We believe these factors will allow us to navigate difficult market environments and deliver strong risk-adjusted returns over the long-term to our clients.

Sincerely,

Silas A. Myers Portfolio Manager	Brian L. Massey Portfolio Manager

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, the domestic and foreign markets, economic trends and government regulations and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual developments in the future and their impact on the Fund could be materially different than those that are projected or implied.

Portfolio composition is subject to change and are not recommendations to buy or sell any security.

STRATEGIC GROWTH

The following tables are as of December 31, 2013:

Top Ten Holdings (Unaudited)	% of Portfolio
American Tower Corp.	4.7%
Apple, Inc.	4.4%
Berkshire Hathaway, Inc. - Class B	4.2%
Oracle Corp.	4.2%
Honeywell International, Inc.	3.6%
Mondelez International, Inc. - Class A	3.0%
Occidental Petroleum Corp.	2.9%
EMC Corp.	2.9%
Allergan, Inc.	2.9%
Markel Corp.	2.9%

Sector Breakdown (Unaudited)	% of Portfolio
Common Stock
Information Technology	23.0%
Industrials	15.1%
Consumer Discretionary	13.0%
Consumer Staples	12.2%
Financials	11.8%
Health Care	11.1%
Energy	7.3%
Short-Term Investments	4.5%
Materials	2.0%
TOTAL	100.0%

Portfolio Statistics (Unaudited)
Number of Holdings	41
Market Cap (wtd. Median, mil.)	$124.8
Price / Book Value (wtd. Avg.)	4.3	x
Price / Earnings (wtd. Avg.)	19.8	x
Beta	0.96
Standard Deviation	16.15%
Portfolio Turnover	12%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at www.sec.gov. Hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

Portfolio holdings are subject to change at any time.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

Roxbury/Mar Vista Strategic Growth Fund

The following table compares the performance of the Roxbury/Mar Vista Strategic Growth Fund and the Russell 1000® Growth Index for the periods ended December 31, 2013.

Returns For the Periods Ended December 31, 2013
	Six Months Total Returns[1]	Average Annual Total Returns
		1 Year	Since Inception[2]
Roxbury/Mar Vista Strategic Growth Fund Institutional Shares	16.69%	31.02%	21.40%
Russell 1000® Growth Index[3]	19.39%	33.48%	23.27%

Fund Expense Ratios4: Institutional Shares: Gross 4.01%, Net 0.91%.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960. Please read carefully before investing.

Effective July 1, 2012, The Roxbury Funds are distributed by Foreside Fund Services, LLC.

[1]	Not annualized.

[2]	The Institutional Shares commenced operations on November 1, 2011.

[3]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2013, excluding any acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through November 1, 2014. Gross expenses do not reflect the effect of a contractual fee waiver.

STRATEGIC GROWTH

SCHEDULE OF INVESTMENTS December 31, 2013 (unaudited)

	Shares	Value (Note 2)
COMMON STOCK – 93.9%
CONSUMER DISCRETIONARY – 12.7%
Hotels, Restaurants & Leisure – 1.4%
Starbucks Corp.	1,818	$142,513

Media – 9.7%
Comcast Corp. - Class A	5,369	267,806
Liberty Global PLC - Class C*	2,426	204,560
News Corp. - Class A*	1	9
Twenty-First Century Fox, Inc.	7,354	258,714
Walt Disney Co.	3,137	239,667

		970,756

Textiles, Apparel & Luxury Goods – 1.6%
Nike, Inc. - Class B	1,956	153,820

TOTAL CONSUMER DISCRETIONARY		1,267,089

CONSUMER STAPLES – 12.0%
Beverages – 5.1%
Anheuser-Busch InBev NV, ADR	2,318	246,774
PepsiCo, Inc.	3,197	265,159

		511,933

Food Products – 4.8%
Mondelez International, Inc. - Class A	8,409	296,838
Unilever NV	4,418	177,736

		474,574

Household Products – 2.1%
Procter & Gamble Co.	2,595	211,259

TOTAL CONSUMER STAPLES		1,197,766

ENERGY – 7.2%
Energy, Equipment & Services – 2.1%
Schlumberger Ltd.	2,364	213,020

Oil, Gas & Consumable Fuels – 5.1%
Exxon Mobil Corp.	2,164	218,997
Occidental Petroleum Corp.	3,037	288,819

		507,816

TOTAL ENERGY		720,836

FINANCIALS – 11.6%
Insurance – 7.0%
Berkshire Hathaway, Inc. - Class B*	3,476	412,115
Markel Corp.*	490	284,372

		696,487

Real Estate Investment Trusts – 4.6%
American Tower Corp.	5,839	466,069

TOTAL FINANCIALS		1,162,556

HEALTH CARE – 10.9%
Health Care Equipment & Supplies – 5.0%
Baxter International, Inc.	1,710	118,930
Covidien PLC	2,697	183,666
St Jude Medical, Inc.	3,179	196,939

		499,535

	Shares	Value (Note 2)
COMMON STOCK – continued
Life Sciences Tools & Services – 1.7%
Thermo Fisher Scientific, Inc.	1,555	$173,149

Pharmaceuticals – 4.2%
Allergan, Inc.	2,567	285,142
Johnson & Johnson	1,400	128,226
Mallinckrodt PLC*	1	26

		413,394

TOTAL HEALTH CARE		1,086,078

INDUSTRIALS – 14.9%
Aerospace & Defense – 11.3%
Boeing Co.	1,593	217,429
Honeywell International, Inc.	3,851	351,866
TransDigm Group, Inc.	1,713	275,827
United Technologies Corp.	2,473	281,427

		1,126,549

Electrical Equipment – 1.9%
Sensata Technologies Holding*	4,863	188,539

Road & Rail – 1.7%
Union Pacific Corp.	1,009	169,512

TOTAL INDUSTRIALS		1,484,600

INFORMATION TECHNOLOGY – 22.6%
Communications Equipment – 2.7%
QUALCOMM, Inc.	3,686	273,685

Computers & Peripherals – 7.2%
Apple, Inc.	762	427,566
EMC Corp.	11,474	288,571

		716,137

Internet Software & Services – 2.3%
GOOGLE, Inc. - Class A*	202	226,383

IT Services – 1.7%
Visa, Inc. - Class A	772	171,909

Semiconductors & Semiconductor Equipment – 2.5%
Analog Devices, Inc.	4,806	244,770

Software – 6.2%
Intuit, Inc.	2,828	215,833
Oracle Corp.	10,659	407,813

		623,646

TOTAL INFORMATION TECHNOLOGY		2,256,530

MATERIALS – 2.0%
Chemicals – 2.0%
Praxair, Inc.	1,534	199,466

TOTAL MATERIALS		199,466

TOTAL COMMON STOCK (COST $6,994,302)		9,374,921

The accompanying notes are an integral part of the financial statements.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS December 31, 2013 (unaudited) continued

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS – 4.5%
Blackrock Liquidity Funds TempFund Portfolio, 0.02%**	443,885	$443,885

TOTAL SHORT-TERM INVESTMENTS (COST $443,885)		443,885

TOTAL INVESTMENTS (COST $7,438,187)† - 98.4%		9,818,806

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		163,071

Net Assets - 100.0%		$9,981,877

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of December 31, 2013.
†	The cost for federal income tax purposes is $7,438,187. At December 31, 2013, net unrealized appreciation was $2,380,619. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,380,619.

The accompanying notes are an integral part of the financial statements.

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THE ROXBURY FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

For the Six Months Ended December 31, 2013 (unaudited)

	Roxbury/ Hood River Small-Cap Growth Fund	Roxbury/ Mar Vista Strategic Growth Fund
Assets:
Investments in securities, at value*	$72,319,746	$9,818,806
Receivable for Fund shares sold	4,083	50,000
Receivables for investments sold	720,898	136,381
Dividends and interest receivable	19,316	13,628
Other assets	32,290	19,484

Total assets	73,096,333	10,038,299

Liabilities:
Payable for Fund shares redeemed	77,087	—
Payable for investments purchased	863,728	—
Accrued advisory fee	44,935	6,178
Other accrued expenses	90,853	50,244

Total liabilities	1,076,603	56,422

Net Assets	$72,019,730	$9,981,877

Net Assets consist of:
Par value	$25,267	$7,089
Paid-in capital	63,113,581	7,440,356
Accumulated net investment loss	(448,360)	(2,743)
Accumulated net realized gain/(loss) on investments	(12,449,591)	156,556
Net unrealized appreciation of investments	21,778,833	2,380,619

Net Assets	$72,019,730	$9,981,877

Net assets by share class:
Institutional Shares	$72,019,730	$9,981,877

Shares of beneficial interest outstanding:
($0.01 par value, unlimited authorized shares):
Institutional Shares	2,526,712	708,890
Per Share:
Institutional Shares (net asset value, offering and redemption price**)	$28.50	$14.08

* Investments at cost	$50,540,913	$7,438,187

**Redemption price will vary based on length of time shares are held. See Note 6.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2013 (unaudited)

	Roxbury/ Hood River Small-Cap Growth Fund	Roxbury/ Mar Vista Strategic Growth Fund
Investment Income:
Dividends	$240,642	$112,526
Foreign tax withheld	(143)	(1,709)

Total investment income	240,499	110,817

Expenses:
Advisory fees	338,943	35,071
Administration and accounting fees	44,041	20,867
Legal fees	33,905	33,215
Transfer agent fees	31,353	11,247
Trustees’ and Officers’ fees	10,817	10,816
Registration fees	10,806	11,861
Audit fees	9,578	9,353
Reports to shareholders	9,389	10,082
Custody fees	8,366	4,566
Other	22,337	9,550

Total expenses before fee waivers and expense reimbursements	519,535	156,628

Advisory fees waived/expenses reimbursed	(95,863)	(114,552)

Total expenses, net	423,672	42,076

Net investment income/(loss)	(183,173)	68,741
Net realized and unrealized gain on investments:
Net realized gain on investments	6,469,801	240,061
Net change in unrealized appreciation on investments	7,037,138	1,129,904

Net gain on investments	13,506,939	1,369,965

Net increase in net assets resulting from operations	$13,323,766	$1,438,706

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Roxbury/ Hood River Small-Cap Growth Fund		Roxbury/ Mar Vista Strategic Growth Fund
	For the Six Months Ended December 31, 2013 (Unaudited)	For the Year Ended June 30, 2013	For the Six Months Ended December 31, 2013 (Unaudited)	For the Year Ended June 30, 2013
Increase/(Decrease) in Net Assets:
Operations:
Net investment gain/(loss)	$(183,173)	$(342,281)	$68,741	$63,886
Net realized gain on investments and long-term capital gain distributions received	6,469,801	11,928,881	240,061	368,874
Net change in unrealized appreciation on investments	7,037,138	4,572,481	1,129,904	888,954

Net increase in net assets resulting from operations	13,323,766	16,159,081	1,438,706	1,321,714

Distributions to shareholders from:
Net investment income	—	—	(103,328)	(77,850)
Net realized gains	—	—	(452,078)	(53,676)

Total Distributions	—	—	(555,406)	(131,526)

Fund share transactions:
Institutional Class
Proceeds from shares sold	6,555,107	10,159,701	1,047,529	2,734,925
Cost of shares issued on reinvestment of distributions	—	—	393,510	68,719
Redemption fees	337	2431	—	170
Cost of shares redeemed	(7,752,248)	(24,071,586)	(1,007,096)	(1,812,642)

Net increase/(decrease) in net assets from Fund share transactions	(1,196,804)	(13,909,454)	433,943	991,172

Total increase in net assets	12,126,962	2,249,627	1,317,243	2,181,360

Net Assets:
Beginning of period	59,892,768	57,643,141	8,664,634	6,483,274

End of period	$72,019,730	$59,892,768	$9,981,877	$8,664,634

Accumulated net investment income/(loss)	$(448,360)	$(265,187)	$(2,743)	$31,844

Capital share transactions:
Institutional Class
Shares sold	253,823	496,050	75,458	231,982
Shares reinvested	—	—	28,913	6,017
Shares redeemed	(296,949)	(1,178,566)	(72,412)	(150,197)

Net increase/(decrease) in capital shares	(43,126)	(682,516)	31,959	87,802

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended December 31, 2013 (Unaudited)		For the Years Ended June 30,
			2013		2012	2011		2010		2009
Roxbury/Hood River Small-Cap Growth Fund — Institutional Shares
Net Asset Value — Beginning of Year	$23.31		$17.72		$18.40	$13.24		$10.84		$14.25

Investment Operations:
Net investment loss[1]	(0.07)		(0.12)		(0.15)	(0.16)		(0.12)		(0.10)
Net realized and unrealized gain/(loss) on investments	5.26		5.71		(0.53)	5.32		2.52		(3.31)

Total from investment operations	5.19		5.59		(0.68)	5.16		2.40		(3.41)

Distributions:
From tax return of capital	—		—		—	—		—		— [2]

Total distributions	—		—		—	—		—		—
Redemption fees	—	[2]	—	[2]	— [2]	—	[2]	—	[2]	—

Net Asset Value — End of Year	$28.50		$23.31		$17.72	$18.40		$13.24		$10.84

Total Return	22.27%	**	31.55%		(3.70)%	38.97%		22.14%		(23.90)%
Ratios (to average net assets)/Supplemental Data:
Expenses:
Including waivers/reimbursements	1.25%	*	1.25%		1.25%	1.25%		1.25%		1.25%
Excluding waivers/reimbursements	1.53%	*	1.59%		1.57%	1.53%		1.45%		1.47%
Net investment loss	(0.54)%	*	(0.58)%		(0.88)%	(0.96)%		(0.92)%		(0.89)%
Portfolio turnover rate	63%	**	119%		138%	181%		194%		163%
Net assets at the end of year (000 omitted)	$72,020		$59,893		$57,643	$99,054		$94,207		$77,183

*	Annualized
**	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended December 31, 2013 (Unaudited)		For the Year Ended June 30, 2013	For the Period Ended June 30, 2012[1]
Roxbury/Mar Vista Strategic Growth Fund — Institutional Shares
Net Asset Value — Beginning of Period	$12.80		$11.00	$10.00

Investment Operations:
Net investment income[2]	0.10		0.10	0.08
Net realized and unrealized gain on investments	2.00		1.92	0.92

Total from investment operations	2.10		2.02	1.00

Distributions:
From net investment income	(0.15)		(0.13)	—
From net realized gains	(0.67)		(0.09)	—

Total distributions	(0.82)		(0.22)	—
Redemption fees	—		— [3]	—	[3]

Net Asset Value — End of Period	$14.08		$12.80	$11.00

Total Return	16.69%	**	18.55%	10.00%	**
Ratios (to average net assets)/Supplemental Data:
Expenses:
Including waivers/reimbursements	0.90%	*	0.90%	0.90%	*
Excluding waivers/reimbursements	3.35%	*	3.99%	4.85%	*
Net investment income	1.47%	*	0.82%	1.12%	*
Portfolio turnover rate	12%	**	59%	27%	**
Net assets at the end of period (000 omitted)	$9,982		$8,665	$6,483

*	Annualized
**	Not Annualized
[1]	Operations commenced on November 1, 2011.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

1.	Description of the Funds. The Roxbury/Hood River Small-Cap Growth Fund (formerly, the Roxbury Small-Cap Growth Fund) (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) are each a series of The Roxbury Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

As of December 31, 2013, each of the Funds offers one class of shares: Institutional Shares.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements. The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2013, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$72,319,746	$72,319,746	$—	$—

Strategic Growth Fund

	Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$9,818,806	$9,818,806	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to the schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1,2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ

NOTES TO FINANCIAL STATEMENTS (Unaudited)

significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be otherwise less liquid than publicly traded securities.

For the period ended December 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

Federal Income Taxes. The Funds are treated as separate entities for Federal income tax purposes and intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Therefore, no Federal income tax provision has been made.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for Federal income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Security Transactions, Investment Income and Expenses. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses on an accrual basis. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

3.	Fees and Other Transactions with Related Parties. Roxbury Capital Management, LLC (“Roxbury”) serves as investment adviser to the Funds. For its services, Roxbury receives a fee from the Funds at annual rates as follows:

% of Average Daily Net Assets
Small-Cap Growth Fund	1.00% up to $1 billion; 0.95% of next $1 billion; and 0.90% in excess of $2 billion
Strategic Growth Fund	0.75%

Mar Vista Investment Partners, LLC (“Mar Vista”), serves as the sub-adviser to the Strategic Growth Fund subject to the supervision of Roxbury. Effective May 30, 2013, Hood River Capital Management LLC (“Hood River”) serves as the sub-adviser to the Small-Cap Growth Fund subject to the supervision of Roxbury. Sub-advisory fees with respect to each Fund are paid by Roxbury.

Roxbury has contractually agreed to waive a portion of its advisory fees or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

	Expense Cap	Expiration Date
Small-Cap Growth Fund Institutional Shares	1.25%	December 31, 2020
Strategic Growth Fund Institutional Shares	0.90%	November 1, 2014

Compensation of Trustees and Officers. The Funds pay each Trustee who is not an interested person of the Funds a fee of $5,000 per year plus $2,000 for each regularly scheduled Board or Committee meeting, attended in person or by telephone and $2,000 for each special Board or Committee meeting attended in person or by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Chairman is paid an additional fee of $1,000 per year. The Funds pay the Chief Compliance Officer a fee of $8,000 per year. Michael P. Malloy, Secretary of the Funds, is a partner of Drinker Biddle & Reath LLP, which receives legal fees from the Funds.

4.	Other Service Providers. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides administrative and accounting services to the Funds pursuant to an Accounting and Administrative Services Agreement.

The Bank of New York Mellon serves as custodian to the Trust pursuant to a Custodian Services Agreement.

5.	Investment Securities Transactions. During the six month period ended December 31, 2013, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Purchases	$40,500,419	$1,068,101
Sales	41,391,444	1,226,072

THE ROXBURY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

6.	Redemption Fees. In accordance with the prospectus, the Funds charge a redemption fee of 1% on proceeds from shares redeemed within 60 days following their acquisition. The redemption fee is included as a separate line item under the Fund share transactions section on the Statements of Changes in Net Assets.

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid for the fiscal year ended June 30, 2013 was as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Distribution paid from:
Ordinary income	$—	$131,526
Long term capital gains	—	—

Total taxable distribution	$—	$131,526

Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2013, the Small-Cap Growth Fund incurred a late year ordinary loss of $265,187 which it will elect to defer to the fiscal year ended June 30, 2014. For the fiscal year ended June 30, 2013, the Strategic Growth Fund incurred no late year losses.

As of June 30, 2013, the components of accumulated undistributed earnings/(deficit) on a tax basis were as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Undistributed ordinary income	$—	$179,866
Accumulated long-term capital gains	—	229,135
Capital loss carryforwards	(18,613,553)	—
Qualified late year loss deferrals	(265,187)	—
Net unrealized appreciation on investments	14,435,856	1,242,131

Total accumulated undistributed earnings/(deficit)	$(4,442,884)	$1,651,132

The difference between the book basis and tax basis components of accumulated earnings/(deficit) are attributable to the deferral of losses on wash sales and tax treatment of short-term capital gains.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2013, the Small-Cap Growth Fund had capital loss carryforwards of $18,613,553, of which $7,907,188 and $10,706,365 will expire on June 30, 2017 and June 30, 2018, respectively. As of June 30, 2013, the Strategic Growth Fund had no capital loss carryforwards. Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

9.	Subsequent Events.

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events.

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to each Fund’s portfolio securities is available without charge, upon request, by calling (800) 497-2960. Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling (800) 497-2960. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

THE ROXBURY FUNDS

FUND EXPENSE EXAMPLES

DISCLOSURE OF FUND EXPENSES (Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s costs in two ways.

— Actual fund return. The first line of the tables below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

— Hypothetical 5% return. The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period July 1, 2013 to December 31, 2013

Expense Table

	Beginning Account Value 07/01/13	Ending Account Value 12/31/13	Annualized Expense Ratio	Expenses Paid During Period*
Roxbury/Hood River Small-Cap Growth Fund – Institutional Shares
Actual Fund Return	$1,000.00	$1,222.70	1.25%	$7.00
Hypothetical 5% Return Before Expenses	1,000.00	1,018.90	1.25	6.36

Expense Table

	Beginning Account Value 07/01/13	Ending Account Value 12/31/13	Annualized Expense Ratio	Expenses Paid During Period*
Roxbury/Mar Vista Strategic Growth Fund – Institutional Shares
Actual Fund Return	$1,000.00	$1,166.90	0.90%	$4.92
Hypothetical 5% Return Before Expenses	1,000.00	1,020.67	0.90	4.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half-year period).

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This report is not authorized for distribution unless preceded or accompanied by a prospectus for the Funds. Effective July 1, 2012, shares of The Roxbury Funds are distributed by Foreside Fund Services, LLC, 3 Canal Plaza, Suite 100, Portland, ME 04101.

December 13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240 15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	3/5/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	* /s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	3/5/2014

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Treasurer
(principal financial officer)

Date	3/5/2014

*	Print the name and title of each signing officer under his or her signature.